UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21202

John Hancock Preferred Income Fund II
(Exact name of registrant as specified in charter)

101 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)

Alfred E. Ouellette, Attorney and Assistant Secretary
101 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-375-1702

Date of fiscal year end:      July 31

Date of reporting period:     April 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS


JOHN HANCOCK
Preferred Income Fund II

4.30.2005

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

John Hancock
Preferred Income Fund II
Securities owned by the Fund on
April 30, 2005 (unaudited)

                                                                   Interest   Maturity     Credit      Par value
Issuer, description                                                rate (%)   date         rating (A)      ($000)          Value
---------------------------------------------------------------------------------------------------------------------------------
Bonds 1.33%                                                                                                          $10,365,675
(Cost $9,990,100)

Electric Utilities 1.33%                                                                                              10,365,675
Black Hills Corp.,
Note                                                                  6.500   05-15-2013   BBB-            5,000       5,254,620
Entergy Gulf States, Inc.,
1st Mtg Bond                                                          6.200   07-01-2033   BBB+            5,000       5,111,055

                                                                                           Credit      Par value
Issuer, description, maturity date                                                         rating (A)      ($000)          Value
---------------------------------------------------------------------------------------------------------------------------------
Capital preferred securities 12.92%                                                                                 $100,730,502
(Cost $91,747,498)

Asset Management & Custody Banks 0.66%                                                                                 5,148,653
BNY Capital, 7.97%, Ser B, 12-31-26                                                        A-              4,700       5,148,653

Diversified Banks 0.53%                                                                                                4,138,400
Lloyds TSB Bank Plc, 6.90%, 11-29-49 (United Kingdom)                                      A+              4,000       4,138,400

Diversified Financial Services 1.66%                                                                                  12,899,640
JPM Capital Trust I, 7.54%, 01-15-27                                                       A-             12,000      12,899,640

Electric Utilities 3.28%                                                                                              25,602,365
DPL Capital Trust II, 8.125%, 09-01-31                                                     B              22,150      25,602,365

Gas Utilities 2.95%                                                                                                   22,988,706
KN Capital Trust I, 8.56%, Ser B, 04-15-27                                                 BB+            10,000      10,983,630
KN Capital Trust III, 7.63%, 04-15-28                                                      BB+            10,673      12,005,076

Integrated Telecommunication Services 1.34%                                                                           10,443,610
TCI Communications Financing Trust III, 9.65%, 03-31-27                                    BB+             9,243      10,443,610

Multi-Utilities & Unregulated Power 2.03%                                                                             15,862,014
Dominion Resources Capital Trust I, 7.83%, 12-01-27                                        BBB-            8,450       9,394,964
Dominion Resources Capital Trust III, 8.40%, 01-15-31                                      BBB-            5,000       6,467,050

Regional Banks 0.47%                                                                                                   3,647,114
Summit Capital Trust I, 8.40%, Ser B, 03-15-27                                             A               3,300       3,647,114

Issuer                                                                                                    Shares           Value
---------------------------------------------------------------------------------------------------------------------------------
Common stocks 2.42%                                                                                                  $18,828,640
(Cost $15,781,112)

Electric Utilities 2.42%                                                                                              18,828,640
Alliant Energy Corp.                                                                                     220,000       5,794,800
CH Energy Group, Inc.                                                                                     42,000       1,791,300
Cinergy Corp.                                                                                            148,946       5,898,262
Progress Energy, Inc.                                                                                     33,500       1,406,665
Scottish Power Plc, American Depositary Receipt (ADR)
(United Kingdom)                                                                                         121,344       3,937,613

                                                                                           Credit
Issuer, description                                                                        rating (A)     Shares           Value
---------------------------------------------------------------------------------------------------------------------------------
Preferred stocks 82.24%                                                                                             $641,163,344
(Cost $623,854,925)

Agricultural Products 1.75%                                                                                           13,645,008
Ocean Spray Cranberries, Inc., 6.25%, Ser A (S)                                            BB+           160,000      13,645,008

Asset Management & Custody Banks 0.12%                                                                                   978,000
BNY Capital V, 5.95%, Ser F                                                                A-             40,000         978,000

Automobile Manufacturers 2.17%                                                                                        16,906,981
Ford Motor Co., 7.50%                                                                      BBB-           50,000       1,094,500
General Motors Corp., 7.25%, Ser 02-15-52                                                  BBB-          447,300       8,118,495
General Motors Corp., 7.25%, Ser 04-15-41                                                  BBB-           87,900       1,631,424
General Motors Corp., 7.25%, Ser 07-15-41                                                  BBB-          233,500       4,343,100
General Motors Corp., 7.375%                                                               BBB-           91,025       1,719,462

Broadcasting & Cable TV 0.72%                                                                                          5,640,264
Shaw Communications, Inc., 8.50% (Canada)                                                  B+            223,200       5,640,264

Consumer Finance 1.77%                                                                                                13,785,923
Ford Motor Credit Co., 7.375%                                                              BBB-           30,000         646,200
Ford Motor Credit Co., 7.60%                                                               A3            100,000       2,245,000
Household Finance Corp., 6.00%                                                             A              72,200       1,800,668
Household Finance Corp., 6.875%                                                            A             349,100       9,094,055

Diversified Banks 7.90%                                                                                               61,626,782
BAC Capital Trust IV, 5.875%                                                               A              46,150       1,126,060
Comerica Capital Trust I, 7.60%                                                            BBB+          120,400       3,103,912
Fleet Capital Trust VII, 7.20%                                                             A             459,900      11,911,410
Fleet Capital Trust VIII, 7.20%                                                            A             310,000       8,143,700
Republic New York Corp., 6.25%, Ser HSBC                                                   A              50,000       1,238,000
Royal Bank of Scotland Group Plc, 5.75%, Ser L (United
Kingdom)                                                                                   A             475,500      11,549,895
Santander Finance Preferred S.A., Unipersonal, 6.41%,
Ser 1 (Spain)                                                                              BBB+          225,000       5,711,400
USB Capital III, 7.75%                                                                     A-            134,300       3,442,109
USB Capital IV, 7.35%                                                                      A-            152,800       3,926,960
USB Capital V, 7.25%                                                                       A-            252,000       6,531,840
Wells Fargo Capital Trust IV, 7.00%                                                        A             140,800       3,642,496
Wells Fargo Capital Trust VI, 6.95%                                                        A-             50,000       1,299,000

Diversified Financial Services 4.87%                                                                                  37,983,800
ABN AMRO Capital Funding Trust V, 5.90%                                                    A             312,400       7,575,700
ABN AMRO Capital Funding Trust VII, 6.08%                                                  A             265,000       6,593,200
Citigroup Capital VII, 7.125%                                                              A              61,700       1,604,200
Citigroup Capital VIII, 6.95%                                                              A             339,000       8,715,690
Citigroup Capital IX, 6.00%                                                                A             140,000       3,481,800
General Electric Capital Corp., 6.10%                                                      AAA            22,863         583,692
J.P. Morgan Chase Capital IX, 7.50%, Ser I                                                 A-             73,800       1,896,660
J.P. Morgan Chase Capital X, 7.00%, Ser J                                                  A1            259,000       6,731,410
J.P. Morgan Chase Capital XI, 5.875%, Ser K                                                A-             33,200         801,448

Electric Utilities 16.23%                                                                                            126,497,254
Ameren Corp., 9.75%, Conv                                                                  BBB+          193,000       5,421,370
American Electric Power Co., Inc., 9.25%, Conv                                             BBB           135,000       5,971,050
Boston Edison Co., 4.78%                                                                   BBB+           15,143       1,396,942
Cleveland Electric Financing Trust I, 9.00%                                                BB            210,000       5,649,000
Entergy Mississippi, Inc., 7.25%                                                           A-             66,000       1,739,100
FPC Capital I, 7.10%, Ser A                                                                BB+           559,503      14,166,616
FPL Group Capital Trust I, 5.875%                                                          BBB+          436,800      10,810,800
FPL Group, Inc., 8.00%, Conv                                                               A-            140,000       8,734,600
Georgia Power Capital Trust V, 7.125%                                                      BBB+          201,500       5,251,090
Georgia Power Capital Trust VII, 5.875%                                                    BBB+          116,500       2,860,075
Great Plains Energy, Inc., 8.00%, Conv                                                     BBB-          524,100      14,019,675
HECO Capital Trust III, 6.50%                                                              BBB-          120,000       3,163,200
Interstate Power & Light Co., 8.375%, Ser B                                                BBB-          700,000      23,800,000
Monongahela Power Co., $7.73, Ser L                                                        B-             55,500       5,536,125
Monongahela Power Co., 4.50%, Ser C                                                        CCC+           24,100       1,861,725
Northern States Power Co., 8.00%                                                           BBB-          175,800       4,700,892
NVP Capital III, 7.75%                                                                     CCC+          108,500       2,700,565
Southern Co. Capital Trust VI, 7.125%                                                      BBB+           30,000         787,800
Virginia Power Capital Trust, 7.375%                                                       BBB-          304,519       7,926,629

Gas Utilities 4.51%                                                                                                   35,165,030
AGL Capital Trust II, 8.00%                                                                BBB            41,000       1,054,930
KeySpan Corp., 8.75%, Conv                                                                 A             325,000      16,584,750
SEMCO Capital Trust I, 10.25%                                                              B-            152,847       3,863,972
Southern Union Co., 5.75%, Conv                                                            Baa3           12,000         845,400
Southern Union Co., 7.55%                                                                  BB+           190,000       5,082,500
Southwest Gas Capital II, 7.70%                                                            BB            233,600       6,279,168
Vectren Utillity Holdings, Inc., 7.25%                                                     A-             56,500       1,454,310

Hotels, Resorts & Cruise Lines 0.41%                                                                                   3,223,750
Hilton Hotels Corp., 8.00%                                                                 BBB-          125,000       3,223,750

Integrated Telecommunication Services 2.97%                                                                           23,191,795
Telephone & Data Systems, Inc., 6.625%                                                     A-            150,000       3,708,000
Telephone & Data Systems, Inc., 7.60%, Ser A                                               A-            605,967      15,633,949
Verizon New England, Inc., 7.00%, Ser B                                                    A2            150,150       3,849,846

Investment Banking & Brokerage 8.56%                                                                                  66,700,885
Bear Stearns Cos., Inc. (The), 5.49%, Depositary
Shares, Ser G                                                                              BBB            27,400       1,386,440
Bear Stearns Cos., Inc. (The), 5.72%, Depositary
Shares, Ser F                                                                              BBB            64,400       3,290,840
Bear Stearns Cos., Inc. (The), 6.15%, Depositary
Shares, Ser E                                                                              BBB           248,600      12,927,200
Lehman Brothers Holdings Capital Trust III, 6.375%, Ser K                                  BBB+          170,000       4,270,400
Lehman Brothers Holdings Capital Trust V, 6.00%, Ser M                                     BBB+           40,000         984,000
Lehman Brothers Holdings, Inc., 5.94%, Depositary
Shares, Ser C                                                                              BBB+          145,200       7,499,580
Merrill Lynch Preferred Capital Trust III, 7.00%                                           A-            360,400       9,395,628
Merrill Lynch Preferred Capital Trust IV, 7.12%                                            A-            167,400       4,409,316
Merrill Lynch Preferred Capital Trust V, 7.28%                                             A-            273,200       7,237,068
Morgan Stanley Capital Trust III, 6.25%                                                    A-            248,779       6,199,573
Morgan Stanley Capital Trust IV, 6.25%                                                     A-             57,000       1,414,170
Morgan Stanley Capital Trust V, 5.75%                                                      A1            329,900       7,686,670

Life & Health Insurance 1.12%                                                                                          8,707,272
PLC Capital Trust IV, 7.25%                                                                BBB+          331,075       8,707,272

Multi-Line Insurance 2.59%                                                                                            20,235,164
ING Groep N.V., 7.05% (Netherlands)                                                        A-            774,700      20,235,164

Multi-Utilities & Unregulated Power 14.43%                                                                           112,471,161
Baltimore Gas & Electric Co., 6.99%, Ser 1995                                              Baa1           39,870       4,176,382
BGE Capital Trust II, 6.20%                                                                BBB-          525,000      13,303,500
Consumers Energy Co. Financing IV, 9.00%                                                   Ba2           217,000       5,652,850
Dominion CNG Capital Trust I, 7.80%                                                        BBB-          150,000       3,874,500
DTE Energy Co., 8.75%, Conv                                                                BBB-          224,200       5,699,164
DTE Energy Trust I, 7.80%                                                                  BB+           253,000       6,552,700
Energy East Capital Trust I, 8.25%                                                         BBB-          424,800      11,019,312
Enterprise Capital Trust I, 7.44%, Ser A                                                   BB+            35,400         890,664
ONEOK, Inc., 8.50%, Conv                                                                   BBB+          470,000      16,548,700
PSEG Funding Trust II, 8.75%                                                               BB+           680,000      18,428,000
Public Service Electric & Gas Co., 4.18%, Ser B                                            BB+             7,900         624,890
Public Service Enterprise Group, Inc., 10.25%, Conv                                        BBB-           75,450       5,583,300
Puget Sound Energy Capital Trust II, 8.40%                                                 BB            232,060       6,028,919
South Carolina Electric & Gas Co., 6.52%                                                   Baa1           15,000       1,567,500
TECO Capital Trust I, 8.50%                                                                B             490,434      12,520,780

Oil & Gas Exploration & Production 4.81%                                                                              37,469,686
Anadarko Petroleum Corp., 5.46%, Depositary Shares,
Ser B                                                                                      BBB-           62,000       6,128,316
Apache Corp., 5.68%, Depositary Shares, Ser B                                              BBB            25,000       2,564,845
Devon Energy Corp., 6.49%, Ser A                                                           BB+            32,355       3,399,297
Nexen, Inc., 7.35% (Canada)                                                                BB+           973,800      25,377,228

Real Estate Investment Trusts 4.56%                                                                                   35,525,882
Duke Realty Corp., 6.50%, Depositary Shares, Ser K                                         BBB           110,000       2,728,000
Duke Realty Corp., 6.60%, Depositary Shares, Ser L                                         BBB           109,840       2,741,606
Duke Realty Corp., 6.625%, Depositary Shares, Ser J                                        BBB           449,400      11,221,518
Duke Realty Corp., 7.99%, Depositary Shares, Ser B                                         BBB            10,650         554,799
Kimco Realty Co., 6.65%, Depositary Shares, Ser F                                          BBB+           37,030         944,265
Public Storage, Inc., 6.45%, Depositary Shares, Ser X                                      BBB+           30,000         736,500
Public Storage, Inc., 7.50%, Depositary Shares, Ser V                                      BBB+          307,100       7,981,529
Public Storage, Inc., 8.00%, Depositary Shares, Ser R                                      BBB+          304,500       7,926,135
Public Storage, Inc., 8.60%, Depositary Shares, Ser Q                                      BBB+           26,700         691,530

Regional Banks 0.69%                                                                                                   5,362,500
PFGI Capital Corp., 7.75%                                                                  A3            200,000       5,362,500

Reinsurance 0.12%                                                                                                        916,000
RenaissanceRe Holdings Ltd., 6.08%, Ser C (Bermuda)                                        BBB+           40,000         916,000

Thrifts & Mortgage Finance 1.38%                                                                                      10,764,963
Abbey National Plc, 7.25% (United Kingdom)                                                 A-            275,620       7,036,579
Abbey National Plc, 7.375% (United Kingdom)                                                A-            140,800       3,728,384

Wireless Telecommunication Services 0.56%                                                                              4,365,244
United States Cellular, 7.50%                                                              A-            165,100       4,365,244

                                                                   Interest   Maturity     Credit      Par value
Issuer, description, maturity date                                 rate (%)   date         rating (A)      ($000)          Value
---------------------------------------------------------------------------------------------------------------------------------
Short-term investments 1.09%                                                                                          $8,500,000
(Cost $8,498,725)

Government U.S. Agency 1.09%                                                                                           8,500,000
Federal Home Loan Bank, Disc Note                                      Zero   05-02-2005   AAA             8,500       8,500,000

Total investments 100.00%                                                                                           $779,588,161


John Hancock
Preferred Income Fund II
Financial futures contracts
April 30, 2005 (unaudited)

                                          Number of                                          Appreciation
Open contracts                            contracts         Position       Expiration      (depreciation)
----------------------------------------------------------------------------------------------------------
U.S. 10-year Treasury Note                      720            Short        June 2005          ($635,044)


John Hancock
Preferred Income Fund II
Interest rate swap contracts
April 30, 2005 (unaudited)
---------------------------------------------------------------------------------------------------------
                                          Rate type
                    --------------------------------------------------
          Notional    Payments made                 Payments received      Termination      Appreciation
            amount           by Fund                           by Fund             date   (depreciation)

      $63,500,000              2.56% (a)                 3-month LIBOR        June 2008       $2,961,425

(a) Fixed rate


John Hancock

Preferred Income Fund II

Footnotes to Schedule of Investments

April 30, 2005 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $13,645,008 or 1.75% of the Fund's total investments as of April 30, 2005.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

    The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

    The cost of investments owned on April 30, 2005, including short-term investments, was $749,872,360. Gross unrealized appreciation and depreciation of investments aggregated $39,774,595 and $10,058,794, respectively, resulting in net unrealized appreciation of $29,715,801.

For more information

Trustees
Charles L. Ladner, Chairman*
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Ronald R. Dion
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
James A. Shepherdson
Lt. Gen. Norman H. Smith, USMC (Ret.)
*Members of the Audit Committee

Officers
James A. Shepherdson
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Investment Adviser
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Custodian
The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent and Dividend Disburser
Mellon Investor Services
85 Challenger Road
Overpeck Centre
Ridgefield Park, New Jersey 07660

Transfer Agent for APS
Deutsche Bank Trust Company Americas
280 Park Avenue
New York, New York 10017

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

Stock Symbol
Listed New York Stock Exchange: HPF

How to contact us
Internet  www.jhfunds.com

Mail      Regular mail:
          Mellon Investor Services
          85 Challenger Road
          Overpeck Centre
          Ridgefield Park, NJ 07660

Phone     Customer service representatives          1-800-852-0218
          Portfolio commentary                      1-800-344-7054
          24-hour automated information             1-800-843-0090
          TDD line                                  1-800-231-5469


This report is for the information of the shareholders of John Hancock Preferred Income Fund II.

P11Q3     4/05
          6/05

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Preferred Income Fund II

By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:    June 30, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:    June 30, 2005


By:
    ------------------------------
    William H. King
    Vice President and Treasurer

Date:    June 30, 2005